Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011 (Recast - Note 3(a))
Current assets:
Cash and cash equivalents	$ 70,298	$ 148,462
Short-term investments	15,379	31,841
Accounts receivable (note 5)	55,423	15,934
Loan receivable (note 21(a))	19,409	14,200
Inventories (note 6)	37,057	16,805
Prepaid expenses	6,551	1,786
Current portion of deferred income tax assets (note 20(b))	6,447	7,282
Other current assets (note 8)	2,034
Total current assets	212,598	236,310
Long-term investments (note 7)	8,369	5,622
Other assets (note 8)	1,994	1,982
Property, plant and equipment (note 9)	36,243	12,083
Intangible assets (note 10)	36,582	6,859
Deferred income tax assets (note 20(b))	5,075	2,316
Goodwill (note 11)	55,814	8,202
Total assets	356,675	273,374
Current liabilities:
Accounts payable and accrued liabilities (note 12)	55,807	24,765
Deferred revenue	3,146	2,041
Short-term debt		208
Current portion of long-term debt (note 13)	20,568	15,210
Current portion of warranty liability (note 14)	12,978	12,151
Total current liabilities	92,499	54,375
Warranty liability (note 14)	11,253	5,884
Long-term debt (note 13)	65,577	10,012
Deferred revenue	10,327	6,932
Deferred income tax liabilities (note 20(b))	3,446
Other long-term liabilities (note 15)	3,104	164
Total liabilities	186,206	77,367
Share capital (note 17):
Authorized: Unlimited common shares, no par value Unlimited preferred shares in series, no par value Issued: 48,455,601 (2011 - 46,972,304) common shares	459,866	430,608
Other equity instruments	6,112	4,205
Additional paid in capital	4,499	5,141
Accumulated deficit	(331,158)	(284,509)
Accumulated other comprehensive income	13,271	25,641
Total shareholders' equity attributable to parent	152,590	181,086
Joint venture partners' share of net assets of joint ventures (note 21)	17,879	14,921
Total shareholders' equity	170,469	196,007
Commitments and contingencies (notes 16 and 22)
Subsequent events (note 25)
Total liabilities and shareholders' equity	$ 356,675	$ 273,374